Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Net sales	$ 17,312,823	$ 16,915,135	$ 16,340,153	$ 14,047,890	$ 16,752,447	$ 20,781,340	$ 18,676,107	$ 17,358,844	$ 64,616,001	$ 73,568,738	$ 82,977,732
UNITED STATES
Net sales									51,379,528	57,402,020	65,457,787
Non-US [Member]
Net sales									$ 13,236,473	$ 16,166,718	$ 17,519,945